Provision for post-employment benefits - Pension Costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Pension Costs [abstract]
Defined contribution plans	£ 162.8	£ 157.8	£ 154.9
Defined benefit plans charge to operating profit	14.9	13.9	14.8
Pension costs	177.7	171.7	169.7
Net interest expense on pension plans	1.8	2.9	3.5
Pension costs, Net	£ 179.5	£ 174.6	£ 173.2